Operating Segments - Schedule of Revenues from the Company’s Operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenues from the Company’s Operations [Line Items]
Total revenues	€ 40,467	€ 48,834	€ 52,241
Italy Solar Segment [Member]
Schedule of Revenues from the Company’s Operations [Line Items]
Total revenues	2,293
Spanish Solar Segment [Member]
Schedule of Revenues from the Company’s Operations [Line Items]
Total revenues	2,974	2,791	3,264
Ellomay Solar PV segment (Spain) [Member]
Schedule of Revenues from the Company’s Operations [Line Items]
Total revenues	1,741	4,051	3,597
Talasol PV segment (Spain) [Member]
Schedule of Revenues from the Company’s Operations [Line Items]
Total revenues	18,365	24,971	32,740
Netherlands Biogas Segment [Member]
Schedule of Revenues from the Company’s Operations [Line Items]
Total revenues	€ 15,094	€ 17,021	€ 12,640